CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Preferred Stock [Member]	Common Stock [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Balances at Dec. 31, 2010	$ 75,700	$ 246,407	$ (189,902)	$ (13,120)	$ 119,085
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	0	0	(20,200)	0	(20,200)
Dividends on Preferred	3,939	0	(3,939)	0	0
Issuance of common stock	0	1,335	0	0	1,335
Share based compensation	0	1,208	0	0	1,208
Accretion of preferred stock discount	218	0	(218)	0	0
Net current period other comprehensive income	0	0	0	1,199	1,199
Balances at Dec. 31, 2011	79,857	248,950	(214,259)	(11,921)	102,627
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	0	0	26,198	0	26,198
Dividends on Preferred	4,128	0	(4,128)	0	0
Issuance of common stock	0	1,418	0	0	1,418
Share based compensation	0	869	0	0	869
Accretion of preferred stock discount	219	0	(219)	0	0
Net current period other comprehensive income	0	0	0	3,863	3,863
Balances at Dec. 31, 2012	84,204	251,237	(192,408)	(8,058)	134,975
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	0	0	77,509	0	77,509
Dividends on Preferred	2,856	0	(2,856)	0	0
Issuance of common stock	0	99,075	0	0	99,075
Share based compensation	0	1,238	0	0	1,238
Share based compensation withholding obligation	0	(513)	0	0	(513)
Accretion of preferred stock discount	146	0	(146)	0	0
Common stock warrant	0	1,484	0	0	1,484
Redemption of convertible preferred stock and common stock warrant	(87,206)	(1,348)	7,554	0	(81,000)
Net current period other comprehensive income	0	0	0	(1,187)	(1,187)
Balances at Dec. 31, 2013	$ 0	$ 351,173	$ (110,347)	$ (9,245)	$ 231,581